Commitments and Contingencies (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Beginning balance - January 1	$ 1,210,919	$ 862,480
Additions for current year deliveries	399,623	569,452
Reductions for payments made	(1,915,253)	(398,966)
Reserve Adjustment	3,273,324	561,750
Ending balance - September 30	$ 2,968,613	$ 1,594,716